Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment
6.	Property, plant and equipment

				Machinery &	Assets Under		Right-of-use
Cost	Vehicle	Furniture	Building	Fixture	Construction	Pilot plant	assets	Total
Balance, December 31, 2019	$7,735	$54,420	$16,054	$406,716	$—	$277,049	$344,300	$1,106,274
Additions	—	1,848	—	—	—	—	20,585	22,433
Cumulative translation adjustment	(1,847)	(14,845)	(3,834)	(95,394)	—	(61,670)	(71,719)	(249,309)
Balance, December 31, 2020	5,888	41,423	12,220	311,322	—	215,379	293,166	879,398
Additions	48,261	10,202	—	12,497	7,034,228	—	13,306	7,118,494
Transfers (notes 3 and 7)	—	—	—	—	22,071,906	—	—	22,071,906
Fixed Assets Paid in Advance	—	—	—	—	1,775,363	—	—	1,775,363
Asset Retirement cost	—	—	—	—	161,914	—	—	161,914
Cumulative translation adjustment	(1,042)	(2,861)	(803)	(20,628)	(986,790)	(31,840)	(30,466)	(1,074,430)
Balance, December 31, 2021	$53,107	$48,764	$11,417	$303,191	$30,056,621	$183,539	$276,006	$30,932,645

					Assets Under		Right-of-use
Accumulated Depreciation/Amortization	Vehicle	Furniture	Building	Machinery	Construction	Pilot plant	assets	Total
Balance, December 31, 2019	$942	$6,537	$8,276	$71,798	$—	$18,510	$41,458	$147,521
Depreciation	1,248	4,389	518	32,179	—	20,814	17,135	76,283
Cumulative translation adjustment	(326)	(1,986)	(2,027)	(20,271)	—	(6,104)	—	(30,714)
Balance, December 31, 2020	1,864	8,940	6,767	83,706	—	33,220	58,593	193,090
Depreciation	3,229	4,377	463	30,937	—	18,607	17,621	75,234
Cumulative translation adjustment	(166)	(647)	(451)	(5,921)	—	(2,436)	(15,224)	(24,845)
Balance, December 31, 2021	$4,927	$12,670	$6,779	$108,722	$—	$49,391	$60,990	$243,479

Net Book Value
Balance, December 31, 2020	$4,024	$32,483	$5,453	$227,616	$—	$182,159	$234,573	$686,308
Balance, December 31, 2021	$48,180	$36,094	$4,638	$194,469	$30,056,621	$134,148	$215,016	$30,689,166

Assets Under Construction

During the year ended December 31, 2021, the project’s Xuxa deposit (the “First Mine”) has transitioned from the exploration and evaluation stage (under IFRS 6) to the development stage and, as a result, $22,071,906 of the exploration and evaluation expenditures were transferred from exploration and evaluation assets to property, plant and equipment An impairment test was performed using a lithium price of US$ 750.00 per ton, an exchange rate of BRL 5.20/US$1.00 and a discount rate of 8%, which resulted in no impairment. The First Mine forms part of the Grota do Cirilo cash generating unit that also includes assets in the exploration and evaluation stage.

6.Property, plant and equipment (continued)

Royalty

The Company is subject to the following third-party royalties:

(a)	a royalty (“Amilcar Royalty Agreement”) of 1% over the gross revenues of the Company from sales of minerals extracted from the Lithium Properties, less all taxes and costs incurred in the process of extraction, production, processing, treatment, transportation, and commercialization of the products sold (“Net Revenues”). Sigma Brazil has the option to repurchase the Amilcar Royalty Agreement, exercisable at any time, for US$3,800,000. The holder (currently Amilcar de Melo Afgouni (“Amilcar”)) has the option to require the repurchase of the Amilcar Royalty Agreement for the same price, exercisable: (i) if Sigma Brazil enters into commercial production and reaches the of producing 40,000 tonnes of lithium concentrate per year; or (ii) if the original controlling group of Sigma Holdings ceases to have an indirect interest of at least 30% in Sigma Brazil on a fully diluted basis; and
(b)	a royalty (currently held by LRC LP I) of 1% of Net Revenues from sales of minerals extracted from the Lithium Properties